Subsequent events (Details Narrative) - USD ($)	May 15, 2026	May 12, 2026	May 11, 2026	Jan. 23, 2024
IfrsStatementLineItems [Line Items]
Shares issued				1
Events after reporting [member]
IfrsStatementLineItems [Line Items]
Divided paid		$ 200,000	$ 50,000
Shares issued		2,000,000,000	500,000,000
Dividends per share price		$ 0.0001	$ 0.0001
Events after reporting [member] | Warrant Agreement [member]
IfrsStatementLineItems [Line Items]
Warrant description	to issue Americas Holdings warrants exercisable from grant date through the five-year anniversary of the IPO of the Company, representing in aggregate 20% of the Company’s fully diluted equity immediately prior to the IPO, structured in four equal 5% tranches with exercise prices equivalent to the IPO offering price plus a 10%, 20%, 30% or 40% premium per ordinary share, respectively. Up to the date of these consolidated financial statements, no warrants have been issued and accordingly, no accounting treatment is required
Events after reporting [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares issued		101,100,000
Events after reporting [member] | Bonus Shares [member]
IfrsStatementLineItems [Line Items]
Shares issued		100,000